SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Growth Fund
Wells Fargo Large Cap Growth Fund
Wells Fargo Premier Large Company Growth Fund
(each a “Fund”, together the “Funds”)

Joseph M. Eberhardy, CFA, CPA has announced his intention to retire from Wells Capital Management Incorporated on June 30, 2021. He will continue to serve as a portfolio manager of the Funds until June 30, 2021. After June 30, 2021, all references to Joseph M. Eberhardy, CFA, CPA in the Fund’s prospectuses are hereby removed.

March 9, 2021	LCIT031/P104SP